Accumulated Other Comprehensive Income (Loss) (AOCI) Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance	$ (199)	$ (205)	$ (150)
Other comprehensive (loss) income before reclassifications	(34)	15	(37)
Amounts reclassified from AOCI	(14)	(9)	(18)
Net current period other comprehensive (loss) income	(48)	6	(55)
Accumulated other comprehensive income (loss), ending balance	(246)	(199)	(205)
Currency Translation Adjustments
Accumulated Other Comprehensive Income [Line Items]
Tax Cuts and Jobs Act Reclassification from AOCI to Retained Earnings Tax Effect	0
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance	(183)	(224)	(172)
Other comprehensive (loss) income before reclassifications	(51)	41	(52)
Amounts reclassified from AOCI	0	0	0
Net current period other comprehensive (loss) income	(51)	41	(52)
Accumulated other comprehensive income (loss), ending balance	(234)	(183)	(224)
Changes in Employee Benefit Plans
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance	(15)	6	23
Other comprehensive (loss) income before reclassifications	6	(13)	(1)
Amounts reclassified from AOCI	(6)	(8)	(16)
Net current period other comprehensive (loss) income	0	(21)	(17)
Accumulated other comprehensive income (loss), ending balance	(14)	(15)	6
Changes in Fair Value of Effective Cash Flow Hedges
Accumulated Other Comprehensive Income [Line Items]
Tax Cuts and Jobs Act Reclassification from AOCI to Retained Earnings Tax Effect	1
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance	(1)	13	(1)
Other comprehensive (loss) income before reclassifications	11	(13)	16
Amounts reclassified from AOCI	(8)	(1)	(2)
Net current period other comprehensive (loss) income	3	(14)	14
Accumulated other comprehensive income (loss), ending balance	$ 2	$ (1)	$ 13